S000080158 [Member] Average Annual Total Returns		12 Months Ended	32 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	3.88%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.84%	4.73%
Bloomberg U.S. Long Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.77%	3.89%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		8.59%	4.39%
Performance Inception Date	[1]		May 02, 2023

[1]	Class I inception date is May 1, 2023. Performance data is shown as of the date the class began to invest in accordance with its investment objective and guidelines.